GENERAL (Schedule of Statements of Income and Balance Sheets) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operating expenses (income)	$ 26	$ 31
Operating loss (income)	26	31
Financial income, net	3	(30)
Total net loss (income) from discontinued operations	29	1
Cash and cash equivalents	180	175
Property and equipment, net	0	3
Total assets of discontinued operations	180	178
Trade payables	329	333
Accrued expenses and other liabilities	170	155
Total liabilities of discontinued operations	$ 499	$ 488